INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax expense at the federal statutory rate	$ (1,656,874)
State tax expense, net of federal tax effect
Effect of foreign operations	65,642
Permanent timing differences	72,738
Deferred income tax asset valuation allowance	1,518,492
Deferred tax assets, net
QPAGOS Corporation - Parent Company [Member]
Tax expense at the federal statutory rate		$ (1,079,097)
State tax expense, net of federal tax effect
Effect of foreign operations		87,799
Permanent timing differences		62,082
Deferred income tax asset valuation allowance		929,215
Deferred tax assets, net